Financial Risk Management and Fair Values of Financial Instruments - Schedule of Table Shows Movements of Level 3 for years (Details) - Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Table Shows Movements of Level 3 for years [Line Items]
Beginning Balance	$ (6,958,476)	$ 89,037
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	(1,312,555)	(230,915)
Issued convertible promissory notes	(1,875,000)	(6,812,102)
Converted into ordinary stock	3,470,082
Settled in the period	1,535,473
Impairment loss	(125)
Valuation adjustment	(70,023)	10,340
Effect of exchange rate changes	2,881	(14,836)
Ending Balance	(5,207,743)	(6,958,476)
Debt instruments [Member]
Schedule of Table Shows Movements of Level 3 for years [Line Items]
Beginning Balance		(60,664)
Gains or losses recognized in profit or loss
Recorded as non-operating expenses		57,983
Issued convertible promissory notes
Converted into ordinary stock
Settled in the period
Impairment loss
Valuation adjustment
Effect of exchange rate changes		2,681
Ending Balance
Hybrid instruments [Member]
Schedule of Table Shows Movements of Level 3 for years [Line Items]
Beginning Balance	(7,101,000)
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	(1,312,555)	(288,898)
Issued convertible promissory notes	(1,875,000)	(6,812,102)
Converted into ordinary stock	3,470,082
Settled in the period	1,535,473
Impairment loss
Valuation adjustment
Effect of exchange rate changes
Ending Balance	(5,283,000)	(7,101,000)
Equity instruments [Member]
Schedule of Table Shows Movements of Level 3 for years [Line Items]
Beginning Balance	142,524	109,630
Gains or losses recognized in profit or loss
Recorded as non-operating expenses
Issued convertible promissory notes
Converted into ordinary stock		40,071
Settled in the period
Impairment loss	(125)
Valuation adjustment	(70,023)	10,340
Effect of exchange rate changes	2,881	(17,517)
Ending Balance	75,257	142,524
Derivative instrument [Member]
Schedule of Table Shows Movements of Level 3 for years [Line Items]
Beginning Balance		40,071
Gains or losses recognized in profit or loss
Recorded as non-operating expenses
Issued convertible promissory notes
Converted into ordinary stock		(40,071)
Settled in the period
Impairment loss
Valuation adjustment
Effect of exchange rate changes
Ending Balance